Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	52 Months Ended	60 Months Ended	77 Months Ended	119 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000218613
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blueprint Adaptive Growth Allocation Fund - Institutional Class
C000172452
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HVIA Equity Fund - Institutional Class
C000235579
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nia Impact Solutions Fund
Without Sales Load [Member] | C000218613
Average Annual Return [Line Items]
Average Annual Return, Percent		15.38%		6.65%	10.01%
Without Sales Load [Member] | C000172452
Average Annual Return [Line Items]
Average Annual Return, Percent		20.18%		10.34%		15.12%
Without Sales Load [Member] | C000235579
Average Annual Return [Line Items]
Average Annual Return, Percent		11.53%	10.85%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.38%		12.79%	20.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.38%		12.79%		15.56%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent		22.35%	16.69%